   AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 16, 2004
                                         REGISTRATION NOS. 33-2081 and 811-04490
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [_]
POST-EFFECTIVE AMENDMENT NO. [39]                                   [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]
AMENDMENT NO. [39]                                                  [X]

                      JOHN HANCOCK VARIABLE SERIES TRUST I
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                               JOHN HANCOCK PLACE
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                  P.O. BOX 111
                           BOSTON, MASSACHUSETTS 02117
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 572-6000
                         (REGISTRANT'S TELEPHONE NUMBER)

                            RONALD J. BOCAGE, ESQUIRE
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                               JOHN HANCOCK PLACE
                                  P.O. BOX 111
                           BOSTON, MASSACHUSETTS 02117
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:

                           THOMAS C. LAUERMAN, ESQUIRE
                                 FOLEY & LARDNER
                               3000 K Street N.W.
                             WASHINGTON, D.C. 20007

                                   ----------

It is proposed that this filing will become effective (check appropriate box)

[_]  Immediately upon filing pursuant to paragraph (b)

[_]  On May 1, 2003 pursuant to paragraph (b)

[X]  60 days after filing pursuant to paragraph (a)(1)

[_]  On May 1, 2003 pursuant to paragraph (a)(1)

[_]  75 days after filing pursuant to paragraph (a)(2)

[_]  On (date) pursuant to paragraph (a)(2)of Rule 485.

If  appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Prospectus

Registrant's Prospectus is incorporated by reference from Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A, File No. 33-02081, Accession No. 0000927016-03-002285, filed on May 1, 2003.

Statement of Additional Information

Registrant's Statement of Additional Information is incorporated by reference from Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A, File No. 33-02081, Accession No. 0000927016-03-002285, filed on
May 1, 2003.

JOHN HANCOCK
VARIABLE SERIES TRUST I

SUPPLEMENT
TO
PROSPECTUS DATED MAY 1, 2003

On December 15, 2003, three Funds employed new Subadvisers to replace their previous Subadvisers:

.. The Large Cap Aggressive Growth Fund employed Independence Investment LLC as a new Subadviser and changed its name to the "Large Cap Growth B Fund."

.. The Growth & Income Fund employed T. Rowe Price Associates, Inc. as a new
  Subadviser to manage assets previously managed by Putnam Investment Management, LLC. (The Growth & Income Fund continues to employ Independence Investment Management, LLC as an additional Subadviser to manage other Fund assets.)

.. The Fundamental Growth Fund employed Independence Investment LLC as a new
  Subadviser.

The retention of Independence Investment LLC as subadviser to the Large Cap Aggressive Growth Fund and the Fundamental Growth Fund can continue for more than 150 days only if approved by shareholders of those respective Funds. Accordingly, it is expected that shareholders of each of these Funds will be requested to vote on that matter in the near future.

The following pages of this Supplement replace the sections in the prospectus for the John Hancock Variable Series Trust I that describe each of these Fund's Goal and Strategy, Subadvisers and Fund Managers, Main Risks, Past Performance and Fees and Expenses.

After that, this Supplement contains revisions to the following sections of the prospectus:

the Large Cap Value Fund section;
the Large Cap Value CORE Fund section;
the Large Cap Growth Fund section;
the Fundamental Value Fund section;
the Small/Mid Cap Growth Fund section;
the Small Cap Value Fund section;
the Small Cap Growth Fund section;
the Small Cap Emerging Growth Fund section;
the International Equity Index Fund section;
the Financial Industries Fund section; and the Managed Fund.
                Managed by John Hancock Life Insurance Company
                              John Hancock Place
                               Boston, MA 02117

   You should retain a copy of this Supplement and the prospectus for future reference.

                            Large Cap Growth B Fund
(formerly Large Cap Aggressive Growth Fund. All references in the prospectus to "Large Cap Aggressive Growth Fund" are replaced with the phrase "Large Cap Growth B Fund.")


GOAL AND STRATEGY

This is a non-diversified large cap stock fund with a growth emphasis that seeks capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The manager seeks to maintain risk and sector characteristics similar to the Russell 1000(R) Growth Index.

The Fund is "non-diversified" which means it can take larger positions in individual issuers. The Fund normally invests in 75 to 160 stocks, and at least 80% of its assets in large cap companies. For the purpose of this Fund, "large cap companies" are those with market capitalizations that are within the range of capitalization of companies represented in the Russell 1000(R) Growth Index or the Russell 1000(R) Index. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

   In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------


SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund since December, 2003
Managed approximately $19 billion in assets at the end of 2002

Past Performance information set forth herein does not reflect Independence Investment LLC services to the Fund.

FUND MANAGERS

Management by investment team overseen by:

Mark C. Lapman
---------------------
President and CEO of subadviser
Joined subadviser in 1982

John C. Forelli
---------------------
Senior Vice President of subadviser
Joined subadviser in 1990

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year under a different subadviser, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar year
     [CHART]

  2000      2001      2002
-------   -------   -------
-18.77%   -14.69%   -31.36%


Best quarter: up 14.88%, fourth quarter 2001 Worst quarter: down 17.87%, first quarter 2001

                          Average annual total returns -- for periods ending 12/31/2002*
                                                    Fund               Index
                          1 year                   -31.36%            -27.89%
                          Life of fund............ -15.42%            -16.63%

Index: Russell 1000(R) Growth Index

*  Began operations on August 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus to which this prospectus is attached.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                      Total Annual
 Investment Distribution and              Fund                       Net Fund
 Management     Service       Other    Operating        Expense      Operating
    Fee       (12b-1) Fee    Expenses   Expenses   Reimbursements(1) Expenses
    ---       -----------    --------   --------   ----------------- --------
   0.87%          N/A         0.11%      0.98%           0.01%         0.97%

(1) Under the current investment management agreement with the Trust, John Hancock reimburses the Fund when the Fund's "other expenses" exceed 0.10% of the Fund's average daily net assets. The agreement will remain in effect until May 1, 2004, and may be renewed each year thereafter.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                           $99    $311   $541  $1,200

Growth & Income Fund


GOAL AND STRATEGY

This is a large and mid-cap stock fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.

The Fund employs a multi-style and multi-manager approach with two sub-advisers, each of which employs its own investment approach and independently manages its portion or portions of the Fund. The Fund uses three distinct investment styles intended to complement each other: growth, value and blend. The allocation across styles as of the end of November, 2003 is approximately: growth portion 18%, value portion 18% and blend portion 64%. All investments in the Fund will be allocated equally between the two subadvisers, while redemptions will be allocated on an asset-weighted basis. Moreover, the allocation between the value and blend portions will be managed so that the value portion will be approximately equal to the growth portion over time. All of these allocation methodologies may change in the future.

Independence Investment LLC ("Independence") manages two portions of the Fund--the value style portion and the blend style portion. Independence selects stocks using a combination of proprietary equity research and quantitative tools.

Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.

Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests its portion of the Fund in 75 to 160 stocks with: (a) at least 80% (usually higher) of the assets in the value portion in companies with market capitalizations that are within the range of capitalizations of companies in the Russell 1000(R) Value Index or the Russell 1000(R) Index, and (b) at least 80% (usually higher) of the assets in the blend portion in companies with market capitalizations that are within the range of capitalizations of companies in the Russell 1000(R) Index or the S&P 500 Index.

T. Rowe Price Associates, Inc. ("T. Rowe") manages the growth style portion of the Fund and selects stocks using proprietary fundamental research. T. Rowe generally looks for companies with:

.. Above average earnings growth and cash flow growth relative to their peers and general economy;

.. Sustainable earnings momentum even during times of slow economic growth; and

.. Profitable niches in the economy that enables companies to expand even during times of slow growth.

This portion of the Fund's sector exposures are broadly diversified but are primarily a result of stock selection and may therefore vary significantly from its benchmark. T. Rowe Price normally invests its portion of the Fund in 40 to 80 stocks, and at least 80% (usually higher) of the assets in the growth portion of the Fund in companies with market capitalizations that are within the range of capitalizations of companies in the Russell 1000(R) Growth Index or the Russell 1000(R) Index.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

The Fund is now classified as a diversified fund under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund since December, 2003
Managed approximately $19 billion in assets at end of 2002

FUND MANAGERS

Management by investment team overseen by:

Paul F. McManus
---------------------
Senior Vice President of subadviser
Joined subadviser in 1982

Thomas D. Spicer
---------------------
Senior Vice President of subadviser
Joined subadviser in 1991

SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managing Fund since December, 2003
Managed approximately $141 billion in assets at the end of 2002

FUND MANAGERS

Management by Investment
Advisory Committee

Robert W. Sharps, CFA, CPA
---------------------
Vice President of subadviser
Joined subadviser in 1998

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.



 Year-by-year total returns -- calendar years

                              [CHART]

 1993   1994   1995   1996   1997   1998   1999   2000    2001     2002
------ ------ ------ ------ ------ ------ ------ ------- -------  -------
13.33% -0.56% 34.21% 20.10% 29.79% 30.25% 16.23% -13.10% -15.44%  -22.18%

Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 17.16%, third quarter 2002


Average annual total return -- for
periods ending 12/31/2002
                                          Fund   Index 1 Index 2*
1 year                                   -22.18% -21.65% -22.29%
5 years                                   -2.85%  -0.58%  -0.63%
10 years                                   7.39%   9.18%   9.31%

Index 1: Russell 1000 Index
Index 2: S&P 500 Index (from inception through April, 2002) and Russell 1000 Index (after April, 2002)

* John Hancock believes Index 2 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

Past Performance information set forth herein does not reflect T. Rowe Price Associates, Inc. services to the Fund.

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus to which this prospectus is attached.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                        Total Annual
   Investment Distribution and              Fund                    Net Fund
   Management     Service       Other    Operating      Expense     Operating
      Fee       (12b-1) Fee    Expenses   Expenses   Reimbursements Expenses
      ---       -----------    --------   --------   -------------- --------
     0.67%          N/A         0.08%      0.75%          0.0%        0.75%

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                           $77    $240   $417   $930

                            Fundamental Growth Fund

GOAL AND STRATEGY

This is a large cap stock fund with a growth emphasis that seeks capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The manager seeks to maintain risk and sector characteristics similar to the Russell 1000(R) Growth Index.

The Fund normally invests in 75 to 160 stocks, and at least 80% of its assets in large cap companies. For the purpose of this Fund, "large cap companies" are those with market capitalizations that are within the range of capitalization of companies represented in the Russell 1000(R) Growth Index or the Russell 1000(R) Index. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings
(IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).


   In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER
Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $19 billion in assets at the end of 2002

Past Performance information set forth herein does not reflect Independence Investment LLC services to the Fund.

FUND MANAGERS

Management by investment team overseen by:

Mark C. Lapman
---------------------
President and CEO of subadviser
Joined subadviser in 1982

John C. Forelli
---------------------
Senior Vice President of subadviser
Joined subadviser in 1990
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar year
       [CHART]

 2000    2001     2002
------  -------  -------
-3.03%  -32.23%  -30.28%

Best quarter: up 25.12%, fourth quarter 2001 Worst quarter: down 31.27%, third quarter 2001

Average annual total returns -- for periods ending 12/31/2002*
                          Fund               Index
1 year                   -30.28%            -27.41%
Life of fund............  -9.82%             -9.87%

Index: Russell Mid Cap(TM) Growth Index

*  Began operations on August 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will under perform "value" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus to which this prospectus is attached.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                      Total Annual
 Investment Distribution and              Fund                       Net Fund
 Management     Service       Other    Operating        Expense      Operating
    Fee       (12b-1) Fee    Expenses   Expenses   Reimbursements(1) Expenses
    ---       -----------    --------   --------   ----------------- --------
   0.90%          N/A         0.26%      1.16%           0.16%         1.00%

(1) Under its current investment management agreement with the Trust, John Hancock reimburses the Fund when the Fund's "other fund expenses" exceed 0.10% of the Fund's average daily net assets. The agreement will remain in effect until May 1, 2004, and may be renewed each year thereafter by the Trust.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                           $102   $353   $623  $1,395

Large Cap Value Fund

The Large Cap Value Fund normally invests at least 80% of its assets in large cap companies. For these purposes, "large cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 1000(R) Value Index or the Russell 1000(R) Index.

Large Cap Value CORE Fund

The Large Cap Value CORE Fund normally invests at least 80% of its assets in large cap companies. For these purposes, "large cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 1000(R) Growth Index or the Russell 1000(R) Index.

Large Cap Growth Fund

The Large Cap Growth Fund normally invests at least 80% of its assets in large cap companies. For these purposes, "large cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 1000(R) Growth Index or the Russell 1000(R) Index.

Fundamental Value Fund

The Fund Managers description in this section of the prospectus is deleted and the following inserted in its place:

Fund Managers

Management by Global Research Team overseen by:

Cheryl M. Duckworth, CFA
------------------------
Vice President of subadviser
Joined subadviser in 1994

Marcia L. Cillan
----------------
Assistant Vice President of subadviser
Joined subadviser in 2002
Investment Adviser, Private Wealth Management, Morgan Stanley & Co. (1999-2002)

Small/Mid Cap Growth Fund

The Small/Mid Cap Growth Fund normally invests at least 80% of its assets in small-cap and mid-cap companies. For these purposes, "small-cap and mid-cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 2500/TM/ Growth Index or the Russell 2500/TM/ Index.

In addition, the Fund Managers description in this section of the prospectus is deleted and the following inserted in its place:

Fund Manager

Frank J. Boggan, CFA
--------------------
Vice President of subadviser
Joined subadviser in 2001
Managing Director of Palladian Capital
Management (1998-2001)
Portfolio Manager at The Pioneer
Group (1991-1998)

Small Cap Growth Fund

The Small Cap Growth Fund normally invests at least 80% of its assets in small-cap companies. For these purposes, "small-cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 2000(R) Growth Index or the Russell 2000(R) Index.

In addition, the Fund Managers description in this section of the prospectus is deleted and the following inserted in its place:

Fund Managers
Management by investment team
overseen by:

Anurag Pandit, CFA
------------------
Vice President of subadviser
Joined subadviser in 1996

Thomas P. Norton, CFA
---------------------
Vice President of subadviser
Joined subadviser in 2002
Investment manager at Baring Asset Management (1997-2002)

Small Cap Value Fund

The Small Cap Value Fund normally invests at least 80% of its assets in small-cap companies. For these purposes, "small-cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 2000(R) Value Index or the Russell 2000(R) Index.

Small Cap Emerging Growth Fund

The Small Cap Emerging Growth Fund normally invests at least 80% of its assets in small-cap companies. For these purposes, "small-cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 2000(R) Growth Index or the Russell 2000(R) Index.

International Equity Index Fund

The International Equity Index Fund normally invests more than 80% of its assets in securities listed in the Morgan Stanley Capital International ("MSCI") All Country World Free Excluding U.S. Index. Prior to October 31, 2003 the Fund normally invested more than 80% of its assets in securities listed in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") GDP Index.

In addition, the Fund Managers description in this section of the prospectus is deleted and the following inserted in its place:

Fund Managers
Managed by investment team
overseen by:

David P. Nolan, CFA
-------------------
Senior Vice President of subadviser
Joined subadviser in 1996

Financial Industries Fund

The Fund Managers description in this section of the prospectus is deleted and the following inserted in its place:

Fund Managers
Managed by investment team
overseen by:

James K. Schmidt, CFA
---------------------
Executive Vice President of subadviser
Joined subadviser in 1985

Lisa A. Welch
-------------
Vice President
Joined subadviser in 1998
Supervisory Analyst at the Federal Reserve Bank of Boston (1996-1998)

James J. McKelvey
-----------------
Second Vice President
Joined subadviser in 1997

Managed Fund

The Managed Fund is now classified as a diversified fund under the Investment Company Act of 1940 and the "Non-Diversified Fund Risk" disclosure in the Main Risks section of the prospectus is deleted.

                                  JOHN HANCOCK
                             VARIABLE SERIES TRUST I

                                   Supplement
                                       to
                       STATEMENT OF ADDITIONAL INFORMATION
              Dated May 1, 2003 and supplemented September 8, 2003

         This Supplement to the Statement of Additional Information (sometimes referred to herein as the "SAI") is not a prospectus. It is intended that this Supplement be read in conjunction with the SAI and the Prospectus of John Hancock Variable Series Trust I. A copy of the SAI and the Prospectus may be obtained from John Hancock Variable Series Trust I, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, telephone number 1-800-REAL LIFE.

         This Supplement revises the SAI as follows:

1. All references to the phrase "Large Cap Aggressive Growth Fund" are replaced with the phrase "Large Cap Growth B Fund." (This Fund changed its name on December 12, 2003)

2. Section C.10 of the SAI, on page 14, is replaced with the following information:

         10. Investing on a Non-Diversified Basis

         The Large Cap Growth, Large Cap Aggressive Growth, Real Estate Equity, Health Sciences, and Global Bond Funds are "non-diversified" Funds. Non-diversified Funds are less restricted in the extent to which they may invest more than 5% of their assets in any issuer or purchase more than 10% of the voting securities of any issuer. Because a relatively high percentage of a non-diversified Fund's assets may be invested in the obligations of a single issuer or a limited number of issuers, the value of that Fund's shares may be more volatile and more susceptible to any single economic, political, or regulatory event, or to credit and market risks associated with a single issuer, than would the shares of a diversified Fund.

3. Section F.2 of the SAI, beginning on page 30, is revised to reflect the following changes in subadvisers: (a) Independence Investment LLC became a subadviser to the Fundamental Growth Fund and Large Cap Growth B Fund on December 15, 2003; (b) T. Rowe Price Associates, Inc. became a subadviser to the Growth & Income Fund on December 15, 2003; (c) Janus Capital Management, LLC is not a subadviser to the Large Cap Aggressive Growth Fund after December 12, 2003; and (d) Putnam Investment Management, LLC is not a subadviser to the Growth & Income and Fundamental Growth Funds after December 12, 2003.

4. The table of sub-advisory fees in Section F.2 of the SAI, beginning on page 32, is revised to reflect the following changes in the sub-advisory fees that John Hancock pays the subadvisers for the following Funds:

                                      Subadvisory Fees Payable by John Hancock, as a Percentage of Each
              Fund                                     Fund's Average Daily Net Assets
---------------------------------- -------------------------------------------------------------------------
Large Cap Value/C/

Large Cap Growth B                 .30% of first $500 million; .2625% of next $500 million; and .225% on amounts above $1 billion/A/

Growth & Income                    Delete reference to assets managed by Putnam Investment Management,
                                   LLC./B/  Add the following reference to assets managed by T. Rowe Price:
                                   .40% of the first $500 million, .35% on amounts above $500 million/A/C/

Fundamental Growth                 .30% of first $500 million; .2625% of next $500 million; and .225% on amounts above $1 billion/A/

Mid Cap Value/C/

Small Cap Value/C/

Real Estate Equity                 Revise the reference to assets managed by Van Kampen to read as follows:
                                   Assets managed by Van Kampen .65% of first $50 million; .55% of next
                                   50 million;

                                   .50% of next $100 million and .40% on amounts aver $200 million

Managed                            .475% of first $150 million; .425% of next 150 million; .325% of next
                                   $200 million; .275% over $500 million

Global Bond                        .40% of first $200 million; .35% of next $150 million; .30% of next 200 million; and .25% on amounts over $500 million

International Opportunities/D/

/A/ As of December 15, 2003.
/B/ As of December 12, 2003.
/C/ The subadvisory fees payable by John Hancock to the subadviser may be reduced as agreed to by the parties from time to time. Effective December 15, 2003, T. Rowe Price Associates, Inc. agreed to waive compensation due to it under its respective agreements to the extent necessary to reduce its monthly sub-advisory fees for the Fund by certain percentages. The subadvisory fee reduction is 5% based on the combined levels of Trust assets managed by T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc.
/D/ The subadvisory fees payable by John Hancock to the subadviser may be reduced as agreed to by the parties from time to time. Effective December 15, 2003, T. Rowe Price International, Inc. agreed to waive compensation due to it under its agreement to the extent necessary to reduce its monthly sub-advisory fees for the Fund by certain percentages. The subadvisory fee reduction is 5% based on the combined levels of Trust assets managed by
    T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

a) Declaration of Trust of John Hancock Variable Series Trust I, dated February 21, 1988, incorporated by reference herein to Pre-Effective Amendment No. 2 on Form N-14 (File No. 333-47686), filed on December 6, 2000. Amendment dated May 2, 2003, to the Declaration of Trust is incorporated by reference herein to Post-Effective Amendment No. 38, File No. 33-02081, filed on June 3, 2003.

b) By-Laws of John Hancock Variable Series Trust I, adopted April 12, 1988, and amended and restated as of September 18, 2002, are incorporated by reference herein to Post-Effective Amendment No. 37, File No. 33-02081, filed on May 1, 2003.

c)   Not applicable.

d)

     1) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 12, 1988 relating to the Growth & Income (originally "Stock"), Money Market, Large Cap Growth (formerly "Select Stock", originally "Aggressive Stock"), and Managed Funds (originally "Total Return"), incorporated by reference herein to Post-Effective Amendment No. 4 to this Registration Statement on Form N-1A filed with the Commission in April, 1989. Amendment No. 1 dated May 1, 1997, incorporated by reference herein, to Post-Effective Amendment No. 16 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1997. Amendment No. 2 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 3 dated November 1, 2000, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 4 dated October 7, 2002, filed herewith.

     2) Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Life Insurance Company dated April 12, 1988 relating to the Real Estate Equity and International Equity Index Funds (formerly "International Equities", formerly "International", originally "Special Opportunities") incorporated by reference herein to Post-Effective Amendment No. 3 to this Registration Statement on Form N-1A filed with the Commission in April, 1988. Amendment No. 1 dated May 1, 1997, incorporated by reference herein, to Post-Effective Amendment No. 16 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1997. Amendment No. 2 dated May 1, 1998, relating to the International Equity Index, incorporated by reference herein to Post-Effective Amendment No. 19 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1998. Amendment No. 3 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment No. 4 dated November 1, 2000, relating to the Real Estate Equity (formerly "Real Estate"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     3) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 15, 1994 relating to the Short Term Bond (originally "Short Term U.S. Bond"), and Small/Mid Cap Growth Funds (formerly "Diversified Mid Cap Growth", originally "Special Opportunities"), incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement on Form N-1A filed with the Commission on March 1, 1994. Amendment No. 1 dated May 1, 1997, incorporated by reference herein, to Post-Effective Amendment No. 16 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1997. Amendment No. 2 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 3, dated October 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002.

     4) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated March 14, 1996 relating to Small Cap Growth, Earnings Growth (formerly "Multi Cap Growth", originally "Mid Cap Growth"), Small Cap Emerging Growth (formerly, "Small Cap Equity", originally "Small Cap Value"), Large/Mid Cap Value II (formerly "Mid Cap Value"), Overseas Equity (formerly "Global Balanced", originally "International Balanced), International Opportunities, Large Cap Value, Global Bond (originally "Strategic Bond"), and Equity Index Funds incorporated by reference herein to Post-Effective

     Amendment No. 13 to this Registration Statement on Form N-1A filed with the Commission on April 30, 1996. Amendment No. 1 dated May 1, 1997, incorporated by reference herein, to Post-Effective Amendment No. 16 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1997. Amendment No. 2, dated May 1, 1998, relating to the Equity Index, incorporated by reference herein to Post-Effective Amendment No. 21 to this Registration Statement on Form N-1A filed with the commission on May 3, 1999. Amendment No. 3, dated May 1, 1999, relating to the Mid Cap Value, and Large Cap Value, incorporated by reference herein to Post-Effective Amendment No. 21 to this Registration Statement on Form N-1A filed with the Commission on May 3, 1999. Amendment No. 4 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 5, dated November 1, 2000, relating to the Small Cap Equity (originally "Small Cap Value"), Global Balanced (originally "International Balanced"), and Global Bond (originally "Strategic Bond"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 6 dated May 1, 2001, relating to the Large Mid Cap Value II (originally "Mid Cap Value") and the Large Cap Value, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 7 dated October 1, 2001, relating to the Small Cap Growth, Mid Cap Growth, and International Opportunities, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     5) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 14, 1998, relating to Small/Mid Cap CORE, High Yield Bond, Bond Index, International Opportunities II (originally "Global Equity"), and Emerging Markets Equity Funds incorporated by reference herein to Post-Effective Amendment No. 19 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1998. Amendment No. 1 dated April 23, 1999, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 2, dated October 1, 2001, relating to High Yield Bond and Emerging Markets Equity, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 3 dated October 7, 2002, filed herewith.

     6) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated July 28, 1999, relating to the Aggressive Balanced, Mid Cap Blend, Large Cap Growth B, (formerly "Large Cap Aggressive Growth") Small Cap Value (originally "Small/Mid Cap Value"), Large Cap Value CORE, International Opportunities B (originally "International Equity"), Fundamental Growth (originally "Fundamental Mid Cap Growth"), and Fundamental Value Funds (originally "Large/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 1, dated November 1, 2000, relating to the Fundamental Growth (originally "Fundamental Mid Cap Growth"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002. Amendment No. 2, dated May 1, 2001, relating to the Small Cap Value (originally "Small/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment No. 3, dated October 1, 2001, relating to International Equity, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002.

     7) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 30, 2001, relating to the Health Sciences Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002.

     8) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 30, 2003, relating to the Financial Industries, Total Return Bond and Mid Cap Value Funds, filed herewith.

     9) Sub-Investment Management Agreement, dated March 29, 1996, among John Hancock Variable Series Trust I, John Hancock Advisers, Inc., and John Hancock Life Insurance Company, relating to the Small Cap Growth Fund, incorporated by reference herein to Post-Effective Amendment No. 13 to this Registration Statement on Form N-1A filed with the Commission on April 30, 1996. Amendment dated March 12, 2003, filed herewith.

     10) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Capital Guardian Trust Company, and John Hancock Life Insurance Company, relating to the Overseas Equity (formerly, "Global Balanced"), and Global Bond Funds, incorporated by reference herein to the Registrant's Schedule 14A, filed with the Commission on September 14, 2000. Amendment dated March 12, 2003, filed herewith. Amendment dated May 1, 2003, filed herewith. Form of Amendment dated October 1, 2003, filed herewith.

     11) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, T. Rowe Price International, Inc., and John Hancock Life Insurance Company, relating to the International Opportunities Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated July 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, filed herewith.

     12) Sub-Investment Management Agreement, dated March 18, 1997, among John Hancock Variable Series Trust I, State Street Bank & Trust Company, and John Hancock Life Insurance Company, relating to the Equity Index Fund, incorporated by reference herein to Post Effective Amendment Number 16 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1997. Amendment, dated April 14, 1998, incorporated by reference herein to Post-Effective Amendment No. 19 to this Registration Statement on Form N-1A filed with the Commission on May 1, 1998. Amendment, dated May 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment, dated July 1, 2001, relating to the Equity Index Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated June 1, 2003, filed herewith.

     13) Sub-Investment Management Agreement, dated April 28, 1998, among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Life Insurance Company, relating to the Small/Mid Cap CORE Fund, incorporated by reference herein to Post-Effective Amendment No. 21 to this Registration Statement on Form N-1A filed with the Commission on May 3, 1999. Amendment dated March 12, 2003, filed herewith.

     14) Sub-Investment Management Agreement, dated May 1, 1998 among John Hancock Variable Series Trust I, Independence International Associates, LLC, (formerly known as Independence International Associates, Inc.) and John Hancock Life Insurance Company, relating to the International Equity Index Fund, incorporated by reference herein to Post-Effective Amendment No. 21 to this Registration Statement filed with the Commission on May 3, 1999. Amendment dated March 12, 2003, filed herewith.

     15) Sub-Investment Management Agreement, dated April 20, 1998, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, relating to the High Yield Bond Fund, filed herewith. Amendments dated July 1, 2001, March 12, 2003 and July 1, 2003, respectively, filed herewith.

     16) Sub-Investment Management Agreement dated August 1, 1999, among John Hancock Variable Series Trust I, Morgan Stanley Investment Management Inc. (formerly known as "Morgan Stanley Dean Witter Investment Management Inc."), and John Hancock Life Insurance Company, relating to the Emerging Markets Equity Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, filed herewith.

     17) Interim Sub-Investment Management Agreement, dated December 15, 2003, among John Hancock Variable Series Trust I, Independence Investment LLC, and John Hancock Life Insurance Company, relating to the Fundamental Growth fund (formerly "Fundamental Mid Cap Growth"), filed herewith.

     18) Sub-Investment Management Agreement, dated August 17, 1999, among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Life Insurance Company relating to the Large Cap Value CORE Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment, dated July 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, filed herewith.

     19) Sub-Investment Management Agreement, dated August 12, 1999, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company relating to Fundamental Value (originally "Large/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated July 1, 2002, March 12, 2003 and July 1, 2003, respectively, filed herewith.

     20) Sub-Investment Management Agreement, as amended, dated May 1, 2001, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company relating to the Small Cap Value Fund (originally "Small/Mid Cap Value"), incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated May 1, 2001, July 1, 2001 and March 12, 2003, respectively, filed herewith.

     21) Sub-Investment Management Agreement, dated October 30, 2002, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, related to the Small Cap Value Fund (originally "Small/Mid Cap Value"), filed herewith.

     22) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Morgan Stanley Investment Management, Inc. (formerly known as "Morgan Stanley Dean Witter Investment Management, Inc."), and John Hancock Life Insurance Company relating to the Real Estate Equity Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, filed herewith.

     23) Sub-Investment Management Agreement, dated August 1, 2003, among John Hancock Variable Series Trust I, RREEF America L.L.C., and John Hancock Life Insurance Company relating to the Real Estate Equity Fund, filed herewith.

     24) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Independence Investment Management, LLC (formerly known as "Independence Investment Associates, Inc."), and John Hancock Life Insurance Company relating to the Growth & Income Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, filed herewith.

     25) Sub-Investment Management Agreement, dated December 15, 2003, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company relating to the Growth & Income Fund, filed herewith.

     26) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Independence Investment Management, LLC (formerly known as "Independence Investment Associates, Inc."), and John Hancock Life Insurance Company relating to the Managed Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, filed herewith.

     27) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Capital Guardian Trust Company, relating to the Managed Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendment dated March 12, 2003, filed herewith.

     28) Sub-Investment Management Agreement, dated May 1, 2001 among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company relating to the Money Market Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated July 1, 2002 and March 12, 2003, respectively, filed herewith.

     29) Sub-Investment Management Agreement, dated March 29, 1996, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company, relating to the Large Cap Value Fund, incorporated by reference herein ito Post-Effective Amendment No. 13 to this Registration Statement on Form N-1A filed with the Commission on April 30, 1996. Amendment, dated July 1, 2001, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-

     04490, filed with the Commission on April 12, 2002. Amendments dated April 1, 1999, July 21, 2001, and March 23, 2003, respectively, filed herewith.

     30) Sub-Investment Management Agreement, dated April 29, 1988, among John Hancock Variable Series Trust I, Independence Investment Associates Inc., and John Hancock Life Insurance Company, relating to the Large Cap Growth Fund, filed herewith. Amendment dated March 23, 2003, filed herewith.

     31) Sub-Investment Management Agreement, dated April 15, 1994, among John Hancock Variable Series Trust I, Independence Associates Inc., and John Hancock Life Insurance Company, relating to the Short-Term Bond Fund, filed herewith. Amendment dated March 12, 2003, filed herewith.

     32) Sub-Investment Management Agreement, as amended, dated April 30, 1999, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, relating to the Small/Mid Cap Growth Fund, incorporated by reference herein to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed with the Commission on April 12, 2002. Amendments dated July 1, 2001 and March 12, 2003, respectively, filed herewith.

     33) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company, related to the Mid Cap Value Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

     34) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, John Hancock Advisers, LLC, and John Hancock Life Insurance Company, related to the Financial Industries Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

     35) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, related to the Health Sciences Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

     36) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, related to the Small Cap Emerging Growth Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

     37) Sub-Investment Management Agreement, dated August 1, 2003, among John Hancock Variable Series Trust I, Standish Mellon Asset Management Company LLC, and John Hancock Life Insurance Company, related to the Bond Index Fund, filed herewith. Amendment dated March 12, 2003, filed herewith.

     38) Investment Management Agreement, dated August 1, 2003, among John Hancock Variable Series Trust I, RREEF America L.L.C., and John Hancock Life Insurance Company, related to the Real Estate Equity Fund, filed herewith.

     39) Interim Sub-Investment Management Agreement, dated December 15, 2003, among John Hancock Variable Series Trust I, Independence Investment LLC, and John Hancock Life Insurance Company, related to the Large Cap Growth B fund, filed herewith.

     40) Form of Sub-Investment Management Agreement, among John Hancock Variable Series Trust I, Fidelity Management & Research Company, and John Hancock Life Insurance Company, related to the Earnings Growth Fund, filed herewith.

     41) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Pacific Investment Management Company LLC, and John Hancock Life Insurance Company, related to the Total Return Bond Fund, is incorporated by reference herein to Post-Effective Amendment No. 37 to this File No., filed with the Commission on May 1, 2003.

     42) Sub-Investment Management Agreement, dated October 1, 2003, among John Hancock, Variable Series Trust I, John Hancock Advisers LLC, and John Hancock Life Insurance Company, related to the Active Bond Fund, filed herewith.

     43) Sub-Investment Management Agreement, dated August 1, 2003, among John Hancock, Variable Series Trust I, Pacific Investment Management Company LLC, and John Hancock Life Insurance Company, related to the Active Bond Fund, filed herewith.

     44) Sub-Investment Management Agreement, dated October 1, 2003, among John Hancock, Variable Series Trust I, Declaration Management and Research LLC, and John Hancock Life Insurance Company, related to the Active Bond Fund, filed herewith.

     45) Sub-Investment Management Agreement, dated December 15, 2003, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company, related to the Growth & Income Fund, filed herewith.

e) Underwriting and Indemnity Agreement among John Hancock Variable Series Trust I, Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), and John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), Incorporated by reference herein to this file 33-2081, filed with the Commission in Post-Effective Amendment No. 14 on Form N-1A on February 28, 1997.

f)   Not applicable

g) (1) Custodian Agreement between John Hancock Variable Series Trust I and State Street Bank and Trust Company, dated January 30, 1995, included in Post-Effective Amendment No. 10 to this file No. 33-2081, filed on March 2, 1995.

     (2) Amendment, Form of, dated as of April 30, 2003 to Custodian Agreement dated January 30, 1995, as amended, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, is incorporated by reference herein to Post-Effective Amendment No. 38 to this File No., filed on June 3, 2003.

h) Transfer Agency Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company, January 27, 1986, included in Exhibit 9 to Pre-Effective Amendment No. 1 to this File No. 33-2081, filed March 13, 1986. Amendment dated April 29, 1988, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

i)   Legal opinion, to be filed by post-effective amendment.

j)   (1) Consent of Ernst & Young LLP, to be filed by post-effective amendment.

     (2) Representation of Counsel as to eligibility of Rule 485(b), not applicable.

k)   Not applicable.

l)   Not applicable.

m)   Not applicable.

n)   Not applicable.

o)   Not applicable.

p) Code of Ethics, adopted by the John Hancock Variable Series Trust I, its Investment Adviser and Principal Underwriter, incorporated by reference herein to Post-Effective Amendment No. 34 to this registration statement, File Nos. 33-2081 and 811-04490, filed on January 31, 2003.

q) Diagram of Subsidiaries of John Hancock Financial Services, Inc., incorporated by reference herein from the annual report of John Hancock Financial Services, Inc. filed on Form 10-K (File No. 1-15670) on March 20, 2003.

r) Powers of Attorney for Elizabeth G. Cook, Kathleen F. Driscoll, Diane C. Kessler, Michele G. Van Leer, Hassell H. McClellan and Robert F. Verdonck, incorporated by reference herein to Form N-14 to File No. 333-69440, filed on September 14, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Currently, shares of the Registrant are sold only to (1) John Hancock Variable Life Accounts U, V and S, separate investment accounts created pursuant to Massachusetts law, to fund variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"), a stock life insurance company organized under the laws of Massachusetts; (2) John Hancock Variable Annuity Accounts H, U and V, separate investment accounts created pursuant to Massachusetts law to fund variable annuity contracts issued by John Hancock Life Insurance Company, ("John Hancock"), a life insurance company organized under the laws of Massachusetts; (3) John Hancock Variable Life Account UV, a separate investment account created pursuant to Massachusetts law to fund variable life insurance policies issued by John Hancock; and (4) John Hancock Variable Annuity Account I and JF, separate investment accounts crated pursuant to Massachusetts law to fund variable annuity contracts issued by JHVLICO. (The nine variable accounts are hereinafter referred to as "Separate Accounts.") The purchasers of variable life insurance policies and variable annuity contracts issued in connection with such Separate Accounts will have the opportunity to instruct JHVLICO and John Hancock, respectively, with regard to the voting of the Registrant's shares held by the Separate Account as to certain matters. Subject to such voting instructions, John Hancock and JHVLICO directly control the Registrant, and the Separate Accounts currently are its sole shareholders.

Subsequently, shares of the Registrant may be sold to other separate investment accounts of John Hancock. A diagram of the subsidiaries of John Hancock is incorporated by reference herein to Item 23(q) to this Form N-1A.

ITEM 25. INDEMNIFICATION

Reference is made to Article VI of the Registrant's By-Laws (Exhibit 23(b) to this Registration Statement), which provides that the Trust shall indemnify of advance any expenses to the trustees, shareholders, officers, or employees of the Trust to the extent set forth in the Declaration of Trust.

Sections 6.3 through 6.17 of the Declaration of Trust relate to the indemnification of trustees, shareholders, officers and employees and are hereby incorporated by reference herein. It is provided that the Registrant shall indemnify any Trustee made a party to any proceeding by reason of service in that capacity if the Trustee (a) acted in good faith and (b) reasonably believed, (1) in the case of conduct in the Trustee's official capacity with the Trust, that the conduct was in the best interest of the Trust and (2) in all other cases, that the conduct was at least not opposed to the best interests of the Trust, and (c) in the case of any criminal proceeding, the Trust shall indemnify the Trustee if the Trustee acted in good faith and had no reasonable cause to believe that the conduct was unlawful. Indemnification may not be made by the Trust unless authorized in each case by a determination by the Board of Trustees or by special legal counsel or by the shareholders. Neither indemnification nor advancement of expenses may be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties involved in the conduct of his office ("Disabling Conduct"). The means for determining whether indemnification shall be made shall be (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person was not liable by reason of Disabling Conduct. Such latter determination may be made either (a) by the vote of a majority of a quorum of Trustees who are neither "interested persons' of the Trust (as defined in the 1940 Act, as amended) nor parties to the proceeding or (b) by an independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and at least one of three conditions is satisfied: (1) he provides security for his agreement to repay, (2) the Registrant is insured against loss by reason of lawful advances, or (3) a majority of quorum the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the Trustee or officer will be found entitled to indemnification.

Similar types of provisions dealing with the indemnification of the Registrant's officers and directors is included in several exhibits attached to the original filing and subsequent amendments to this Registration Statement: specifically, Sections 14 of the Investment Management Agreements listed in, and incorporated by reference herein to, Exhibits 23(d)(1), (2), (3), (4), (5), (6), (7), (8),
and (9) of this Form. Section 15 of the Transfer Agency Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 9 to Pre-Effective Amendment No. 1 to this Registration Statement filed March 13, 1986), and Section 6 of the Underwriting and Indemnity Agreement By and Among John Hancock Series Trust, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 6.b to Post-Effective Amendment No. 14 to this Registration Statement filed February 28, 1997).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the Registrant's By-Laws or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the "Commission"), such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information pertaining to any business and other connections of Registrant's investment adviser, John Hancock, is hereby incorporated by reference herein from the section of Part A of this Form N-1A (the "Prospectus") captioned "Management," Item 7 of Part II of John Hancock's Form ADV (filed separately with the Commission (File No. 801-8352)). Information pertaining to any business and other connections of Registrant's sub-investment advisers, Capital Guardian Trust Company ("Capital Guardian"), Declaration Management & Research LLC ("Declaration"), Fidelity Management & Research Company ("FMR"), Goldman Sachs Asset Management ("Goldman Sachs"), Independence Investment LLC ("Independence"), John Hancock Advisers, LLC ("JH Advisers"), Pacific Investment Management Company LLC ("PIMCO"), RREEF America L.L.C. (RREEF), SSgA Funds Management, Inc. ("SSgA") Standish Mellon Asset Management Company LLC ("Mellon"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), T. Rowe Price International, Inc. ("Price International"), Van Kampen (Van Kampen is a registered trade name of Morgan Stanley Investment Management, Inc. "Morgan Stanley"), and Wellington Management Company, LLP ("Wellington"), is incorporated by reference herein from the section of the Prospectus captioned "Management" an Item 7 of Part II of the Forms ADV of Capital Guardian (File No. 801-60145), Declaration (File No. 801-35030), FMR (File No. 801- 7884), Goldman
Sachs (File No. 801-16048), Independence (File No. 801-15908), JH Advisers (File No.801-8124), PIMCO (File No. 801- 48187), RREEF America LLC (File No. 801-55209), SSgA (File No. 801- 60103), Mellon (File No. 801-28576), T. Rowe
Price (File No. 801-856), Price International (File No. 801-14713), Morgan Stanley (File No. 801-15757), and Wellington (File No. 801-15908), filed separately with the Commission. The other businesses, professions, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of Capital Guardian, Declaration, FMR, Goldman Sachs, Independence, JH Advisers, PIMCO, RREEF, SSgA, Mellon, T. Rowe Price, Price International, Morgan Stanley, and Wellington are hereby incorporated by reference herein, respectively, from Schedules A and D of John Hancock's Form ADV and from Schedules A and D of the Forms ADV of the sub-investment advisers.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Signator Investors, Inc. ("Signator") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting and distribution services. Signator does not act as a principal underwriter, distributor, or investment advisor for any other investment company, except that Signator serves as the principal underwriter for the separate accounts referred to in the response to Item 24 above.

     (b) The name and principal business address of each officer, director, or partner of Signator as well as their positions and offices with Signator are hereby incorporated by reference herein from Schedules A and D of Signator's Form BD (filed separately with the Commission (Firm CRD No.
     468)). None of the directors or partners of Signator hold positions with the Registrant.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as custodian for the Registrant and in such capacity keeps records regarding securities in transfer, bank statements and cancelled checks.

John Hancock, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, will serve as Registrant's transfer agent and investment adviser, and, in such capacities, will keep records regarding shareholders' account records, cancelled stock certificates, and all other records required by Section 31(a) of the Act.

Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California 90071, will serve as Registrant's subadvisor and in such capacity, will keep the records related to transactions of the Overseas Equity Fund, Managed Fund, and Global Bond Fund.

Declaration Management & Research LLC, 1650 Tysons Boulevard, Suite 1100, McLean, VA 22102, will serve as Registrant's subadvisor and in such capacity, will keep the records related to transactions of the Active Bond Fund.

Fidelity Management & Research Company, 82 Devonshire Street, Boston, Massachusetts 02109, will serve a Registrant's subadvisor and, in such capacity, will keep the records related to transactions of the Earnings Growth Fund.

Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Large Cap Value CORE Fund and Small/Mid Cap CORE Fund.

Independence Investment LLC, 53 State Street, Boston, Massachusetts 02109, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Large Cap Growth Fund, Growth & Income Fund, International Equity Index Fund, Managed Fund, Short-Term Bond Fund Fundamental Growth and Large Cap Growth B.

John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, Massachusetts 02199, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Small Cap Growth Fund, Financial Industries Fund and Active Bond Fund.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transaction in the portfolio securities of the Active Bond Fund and Total Return Bond Fund.

RREEF America L.L.C., 875 North Michigan Avenue, 41/st/ Floor, Chicago, Illinois 60611, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transaction in the portfolio securities of the Real Estate Equity Fund.

SSgA Funds Management, Inc., Two International Place, Boston, Massachusetts 02110, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Equity Index Fund.

Standish Mellon Asset Management Company LLC, One Boston Place, Suite 024-0344, Boston, MA 02108-4408, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Bond Index Fund.

T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, and the Growth & Income Fund.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transaction in portfolio securities of the International Opportunities Fund.

Morgan Stanley Investment Management, Inc. ("Van Kampen") , 1221 Avenue of the Americas, New York, New York 10020, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Emerging Markets Equity Fund and the Real Estate Equity Fund.

Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Fundamental Value Fund, Health Sciences Fund, Small/Mid Cap Growth, Small Cap Value Fund, Small Cap Emerging Growth Fund, High Yield Bond Fund, and Money Market Fund.

Foley & Lardner, 3000 K Street, N.W., Suite 500, Washington, D.C., 20007-5109; serves as counsel to Registrant and, in such capacity, retains certain records of the Trust Governance Committee of Registrant.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF BOSTON, AND THE COMMONWEALTH OF MASSACHUSETTS, ON THE 16/th/ DAY OF JANUARY, 2004.

         John Hancock Variable Series Trust I

         By: /s/ MICHELE G. VAN LEER
                 -------------------
         Michele G. Van Leer, Chairman and Chief Executive Officer

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT OT ITS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

         SIGNATURE                                DATE

         By: /s/RAYMOND F. SKIBA                  January 16, 2004
                ------------------------

         Raymond F. Skiba,
          Treasurer (Principal Financial
          and Accounting Officer)

         By: /s/MICHELE G. VAN LEER               January 16, 2004
                ------------------------

         Michele G. Van Leer
         Chairman and Chief Executive Officer

For herself and as attorney-in-fact for:

Elizabeth G. Cook, Trustee

Diane C. Kessler, Trustee

Robert F. Verdonck, Trustee

Hassell H. McClellan, Trustee